Certain transactions (Schedule of Fair Value of Acquired Assets and Assumed Liabilities - AutoDS Ltd. acquisition) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Business Acquisition [Line Items]
Goodwill		$ 126,313	$ 110,218
Users Relationships [Member]
Business Acquisition [Line Items]
Estimated amortization period		1 year
Autods Limited [Member]
Business Acquisition [Line Items]
Cash and cash equivalents				$ 9,147
Assets acquired	[1]			2,691
Goodwill				28,226
Total acquired assets				73,458
Total assumed liabilities	[2]			(17,800)
Net assets acquired				55,658
Autods Limited [Member] | Users Relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets	[3]			$ 4,211
Estimated amortization period	[3]			1 year
Autods Limited [Member] | Technology [Member]
Business Acquisition [Line Items]
Identified intangible assets	[3]			$ 26,453
Estimated amortization period	[3]			5 years
Autods Limited [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Identified intangible assets	[3]			$ 2,730
Estimated amortization period	[3]			5 years

[1]	Assets acquired include deposits, trade receivable and other identifiable assets acquired.
[2]	Total assumed liabilities includes trade payable, deferred revenue, deferred income tax liabilities, net and other liabilities assumed.
[3]	Information regarding the identifiable intangible assets acquired is as follows: Fair value of users' relationships was determined by using the With-and-Without Method. Fair value of technology was determined by using the income approach method. Fair value of trademark was determined by using the relief from royalty method.